Collection Period Ended 31-Oct-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
17,627,154.09 0.254513
0.00 1.000000
17,627,154.09
Interest & Principal
Payment
0.00
0.00
17,776,011.82
120,945.67
$17,896,957.49
Total
$269,803.40
Class A-3 Notes 1.420000% 148,857.73 0.350253 41.825910
Class A-4 Notes
2.140000% 120,945.67 1.783333 1.783333
Class A-1 Notes 0.309120% 0.00 0.000000 0.000000
Class A-2 Notes
0.700000% 0.00 0.000000 0.000000
Current Overcollateralization Amount 54,791,543.75 23.74%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 54,791,543.75 23.74%
Pool Balance
1,150,006,889.88
259,540,146.92
241,097,491.59
Amount Percentage
Adjusted Pool Balance 1,095,830,874.91 248,406,811.29 230,779,657.20
Yield Supplement Overcollateralization Amount 54,176,014.97 11,133,335.63 10,317,834.39
Total Note Balance
992,820,000.00
193,615,267.54
175,988,113.45
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
Class A-3 Notes 425,000,000.00 125,795,267.54 108,168,113.45 41.475657
Class A-4 Notes
67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 220,000,000.00 0.00 0.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Oct-2012 15-Nov-2012 30/360 Days 30
Distribution Date
15-Nov-2012
Interest Period of the Class A-1 Notes (from... to) 15-Oct-2012 15-Nov-2012 Actual/360 Days
Collection Period (from... to) 1-Oct-2012 31-Oct-2012
Determination Date 13-Nov-2012
Record Date 14-Nov-2012
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No.
30
19,349,308.17
0.00 0.00 0.00
Aggregate Principal Distributable Amount
17,627,154.09 17,627,154.09 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 17,627,154.09 17,627,154.09 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
Interest Distributable Amount Class A Notes 269,803.40 269,803.40 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 148,857.73 148,857.73 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
0.00 0.00 0.00
Monthly Interest Distributable Amount 269,803.40 269,803.40 0.00
Total Servicing Fee 216,283.46 216,283.46 0.00
Total Trustee Fee
Total Distribution
Distribution Detail
Due Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
19,349,308.17
(9) Excess Collections to Certificateholders 1,236,067.22
Investment Earnings 98.34 (6) Regular Principal Distributable Amount 17,627,154.09
Available Collections
19,349,308.17
(7) Additional Servicing Fee and Transition Costs
0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds 0.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
125,323.72
(3) Interest Distributable Amount Class A Notes
269,803.40
Principal Collections
18,333,699.37
(1) Total Servicing Fee
216,283.46
Interest Collections 890,186.74 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
2,739,577.19
Notice to Investors
Investment Earnings
Net Investment Earnings on the Reserve Fund
14.11
Net Investment Earnings on the Collection Account 84.23
Investment Earnings for the Collection Period 98.34
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 14.11 minus Net Investment Earnings
14.11
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance
Reserve Fund and Investment Earnings
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.380%
Principal Recoveries
123,005.22
Principal Net Losses -14,049.26
Cumulative Principal Net Losses 4,366,899.64
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 108,955.96
Principal Net Liquidation Proceeds 0.00
91-120 Days Delinquent 269,580.50 15 0.11%
Total
241,097,491.59 17,465 100.00%
31-60 Days Delinquent
2,417,945.45 143 1.00%
61-90 Days Delinquent 600,286.53 35 0.25%
Percentage
Current 237,809,679.11 17,272 98.64%
Weighted Average Seasoning (months) 11.89 40.79
Delinquency Profile *
Amount Number of Receivables
As of Cutoff Date Current
Weighted Average APR
4.06% 3.96%
Weighted Average Number of Remaining Payments 50.23 24.87
Pool Balance end of Collection Period
241,097,491.59 17,465
Pool Factor 20.96%
Principal Collections attributable to Full Pay-offs
6,376,169.36
Principal Purchase Amounts 0.00
Principal Gross Losses 108,955.96
Pool Balance beginning of Collection Period
Principal Collections
11,957,530.01
259,540,146.92 18,218
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540